NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
5,698,966 shares (cost $51,841,930)	$56,485,871
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
1,727,553 shares (cost $13,174,800)	16,563,604
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
6,217,080 shares (cost $32,960,638)	34,788,291
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
3,488,367 shares (cost $34,320,670)	41,548,192
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
697,769 shares (cost $4,774,119)	4,786,277
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
374,151 shares (cost $1,802,700)	2,392,585
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
1,801,283 shares (cost $10,888,641)	12,120,296
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
4,365,003 shares (cost $34,654,408)	45,298,252
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
6,065,132 shares (cost $19,080,605)	21,172,163
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,716,205 shares (cost $13,096,451)	14,603,190
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
218,687 shares (cost $3,611,307)	3,780,065
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
76,287 shares (cost $1,122,868)	1,687,057
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
614,514 shares (cost $3,825,892)	5,340,189
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
7,239,544 shares (cost $7,239,544)	7,239,544
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
395,295 shares (cost $2,053,292)	2,560,880
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,524,426 shares (cost $22,157,012)	25,502,738
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2,067,216 shares (cost $19,038,119)	21,768,195
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
157,472 shares (cost $1,868,435)	2,642,654
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2,517,407 shares (cost $14,140,019)	15,236,101

Total Investments	$335,516,144

Accounts Receivable	15,855

$335,531,999

Contract Owners’ Equity:
Accumulation units	335,164,388
Contracts in payout (annuitization) period (note 1f)	367,611

Total Contract Owners’ Equity (note 5)	$335,531,999

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$5,380,609	627,164	326,801	1,507,082	423,620	55,244	6,364	-
Mortality and expense risk charges (note 2)	(5,025,966)	(861,904)	(244,882)	(554,868)	(624,570)	(72,027)	(33,418)	(171,456)

Net investment income (loss)	354,643	(234,740)	81,919	952,214	(200,950)	(16,783)	(27,054)	(171,456)

Realized gain (loss) on investments	9,487,410	3,213,442	885,692	297,980	2,436,506	(194,253)	(375,655)	(1,159,728)
Change in unrealized gain (loss) on investments	28,229,387	593,784	1,151,383	461,315	4,947,677	824,880	760,873	2,760,685

Net gain (loss) on investments	37,716,797	3,807,226	2,037,075	759,295	7,384,183	630,627	385,218	1,600,957

Reinvested capital gains	979,280	-	238,171	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,050,720	3,572,486	2,357,165	1,711,509	7,183,233	613,844	358,164	1,429,501

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$299,294	1,699,755	136,476	56,995	-	1,658	6,170	50,892
Mortality and expense risk charges (note 2)	(691,839)	(325,333)	(206,634)	(58,943)	(18,917)	(69,143)	(119,375)	(4,655)

Net investment income (loss)	(392,545)	1,374,422	(70,158)	(1,948)	(18,917)	(67,485)	(113,205)	46,237

Realized gain (loss) on investments	3,418,614	(111,251)	644,144	(910,211)	(48,450)	67,382	-	(58,572)
Change in unrealized gain (loss) on investments	1,568,416	1,451,596	1,101,029	1,294,833	495,164	1,263,209	-	23,410

Net gain (loss) on investments	4,987,030	1,340,345	1,745,173	384,622	446,714	1,330,591	-	(35,162)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,594,485	2,714,767	1,675,015	382,674	427,797	1,263,106	(113,205)	11,075

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$47,683	-	-	1,802	133,609
Mortality and expense risk charges (note 2)	(37,959)	(373,904)	(299,178)	(36,118)	(220,843)

Net investment income (loss)	9,724	(373,904)	(299,178)	(34,316)	(87,234)

Realized gain (loss) on investments	(393,790)	1,502,159	440,634	(48,652)	(118,581)
Change in unrealized gain (loss) on investments	1,002,396	697,802	4,703,872	615,474	2,511,589

Net gain (loss) on investments	608,606	2,199,961	5,144,506	566,822	2,393,008

Reinvested capital gains	-	741,109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$618,330	2,567,166	4,845,328	532,506	2,305,774

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		WRASP		WRBP		WRBDP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$354,643	458,215	(234,740)	(671,715)	81,919	97,033	952,214	833,248
Realized gain (loss) on investments	9,487,410	(2,933,210)	3,213,442	2,701,265	885,692	756,898	297,980	(425,781)
Change in unrealized gain (loss) on investments	28,229,387	64,493,682	593,784	4,518,701	1,151,383	836,210	461,315	1,661,091
Reinvested capital gains	979,280	9,198,472	-	5,973,652	238,171	100,871	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,050,720	71,217,159	3,572,486	12,521,903	2,357,165	1,791,012	1,711,509	2,068,558

Equity transactions:
Purchase payments received from contract owners (note 3)	6,598,104	4,757,599	1,638,339	885,271	207,611	138,426	458,737	419,380
Transfers between funds	-	-	(774,860)	887,730	(52,485)	(607,714)	2,447,746	4,296,381
Redemptions (note 3)	(70,375,089)	(54,309,429)	(11,010,689)	(8,603,810)	(3,194,106)	(2,669,739)	(7,318,665)	(6,328,121)
Annuity benefits	(141,782)	(117,713)	(38,465)	(35,416)	(11,831)	(10,600)	(16,496)	(8,616)
Contract maintenance charges (note 2)	(79,070)	(92,113)	(12,004)	(14,278)	(4,168)	(5,056)	(7,109)	(8,850)
Contingent deferred sales charges (note 2)	(152,040)	(421,511)	(41,508)	(66,047)	(16,779)	(17,917)	(24,682)	(64,158)
Adjustments to maintain reserves	10,512	(12,280)	82	(1,302)	(25)	(472)	1,406	(542)

Net equity transactions	(64,139,365)	(50,195,447)	(10,239,105)	(6,947,852)	(3,071,783)	(3,173,072)	(4,459,063)	(1,694,526)

Net change in contract owners’ equity	(25,088,645)	21,021,712	(6,666,619)	5,574,051	(714,618)	(1,382,060)	(2,747,554)	374,032
Contract owners’ equity beginning of period	360,620,644	339,598,932	63,152,474	57,578,423	17,278,153	18,660,213	37,551,734	37,177,702

Contract owners’ equity end of period	$335,531,999	360,620,644	56,485,855	63,152,474	16,563,535	17,278,153	34,804,180	37,551,734

CHANGES IN UNITS:
Beginning units	29,653,510	34,841,910	2,964,532	3,329,086	1,451,196	1,747,854	2,743,047	2,873,813
Units purchased	2,666,678	4,614,860	180,340	300,429	65,299	74,944	449,189	639,185
Units redeemed	(7,987,461)	(9,803,378)	(666,940)	(664,980)	(310,963)	(371,599)	(758,791)	(769,952)

Ending units	24,332,727	29,653,510	2,477,932	2,964,532	1,205,532	1,451,196	2,433,445	2,743,047

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRCEP		WRDIV		WRENG		WRGNR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(200,950)	(192,688)	(16,783)	(25,119)	(27,054)	(31,171)	(171,456)	(132,191)
Realized gain (loss) on investments	2,436,506	(1,761,199)	(194,253)	(352,266)	(375,655)	(306,460)	(1,159,728)	(675,218)
Change in unrealized gain (loss) on investments	4,947,677	10,292,598	824,880	1,114,590	760,873	999,943	2,760,685	5,146,237
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,183,233	8,338,711	613,844	737,205	358,164	662,312	1,429,501	4,338,828

Equity transactions:
Purchase payments received from contract owners (note 3)	487,483	369,861	130,881	77,781	95,190	46,711	261,134	157,265
Transfers between funds	(1,880,414)	(2,022,565)	(260,988)	(205,611)	(135,165)	377,104	(678,797)	3,785,918
Redemptions (note 3)	(9,109,162)	(6,179,575)	(1,028,772)	(768,006)	(405,936)	(173,823)	(1,828,580)	(959,533)
Annuity benefits	(3,102)	(2,929)	(103)	(80)	(471)	(401)	(267)	(224)
Contract maintenance charges (note 2)	(10,801)	(12,505)	(803)	(976)	(473)	(498)	(2,172)	(2,209)
Contingent deferred sales charges (note 2)	(412)	(49,554)	(3,733)	(5,507)	(2,814)	(1,079)	(8,119)	(7,407)
Adjustments to maintain reserves	1,361	(882)	351	415	330	(140)	1,006	(696)

Net equity transactions	(10,515,047)	(7,898,149)	(1,163,167)	(901,984)	(449,339)	247,874	(2,255,795)	2,973,114

Net change in contract owners’ equity	(3,331,814)	440,562	(549,323)	(164,779)	(91,175)	910,186	(826,294)	7,311,942
Contract owners’ equity beginning of period	44,880,014	44,439,452	5,335,568	5,500,347	2,483,759	1,573,573	12,946,565	5,634,623

Contract owners’ equity end of period	$41,548,200	44,880,014	4,786,245	5,335,568	2,392,584	2,483,759	12,120,271	12,946,565

CHANGES IN UNITS:
Beginning units	4,983,574	6,029,933	458,071	548,319	245,438	215,075	931,185	693,314
Units purchased	124,140	248,964	30,469	74,463	44,508	133,810	97,555	406,117
Units redeemed	(1,234,801)	(1,295,324)	(129,935)	(164,711)	(93,190)	(103,449)	(272,822)	(168,244)

Ending units	3,872,913	4,983,574	358,605	458,071	196,756	245,438	755,918	931,185

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRGP		WRHIP		WRIP		WRI2P
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(392,545)	(535,718)	1,374,422	1,582,397	(70,158)	(3,096)	(1,948)	64,618
Realized gain (loss) on investments	3,418,614	433,065	(111,251)	(575,909)	644,144	278,354	(910,211)	(826,842)
Change in unrealized gain (loss) on investments	1,568,416	9,532,236	1,451,596	6,543,648	1,101,029	2,553,181	1,294,833	1,591,606
Reinvested capital gains	-	1,389,535	-	-	-	-	-	190,204

Net increase (decrease) in contract owners’ equity resulting from operations	4,594,485	10,819,118	2,714,767	7,550,136	1,675,015	2,828,439	382,674	1,019,586

Equity transactions:
Purchase payments received from contract owners (note 3)	651,512	591,198	564,644	338,445	117,889	142,274	27,533	67,215
Transfers between funds	(2,591,528)	(3,870,076)	(153,940)	987,531	15,958	2,483,580	(506,162)	434,982
Redemptions (note 3)	(8,593,010)	(7,024,252)	(4,589,301)	(3,049,152)	(2,507,003)	(1,581,221)	(678,341)	(466,043)
Annuity benefits	(19,225)	(15,825)	(4,350)	(3,219)	(9,453)	(8,241)	(896)	(457)
Contract maintenance charges (note 2)	(11,795)	(14,006)	(4,570)	(4,879)	(2,893)	(3,091)	(644)	(706)
Contingent deferred sales charges (note 2)	13,195	(49,906)	(15,533)	(22,551)	(6,290)	(14,235)	(2,368)	(4,147)
Adjustments to maintain reserves	1,992	(3,134)	127	(1,891)	203	(980)	(95)	(55)

Net equity transactions	(10,548,859)	(10,386,001)	(4,202,923)	(1,755,716)	(2,391,589)	1,018,086	(1,160,973)	30,789

Net change in contract owners’ equity	(5,954,374)	433,117	(1,488,156)	5,794,420	(716,574)	3,846,525	(778,299)	1,050,375
Contract owners’ equity beginning of period	51,252,669	50,819,552	22,660,315	16,865,895	15,319,819	11,473,294	4,558,336	3,507,961

Contract owners’ equity end of period	$45,298,295	51,252,669	21,172,159	22,660,315	14,603,245	15,319,819	3,780,037	4,558,336

CHANGES IN UNITS:
Beginning units	5,671,291	7,038,432	1,358,433	1,458,538	1,513,817	1,417,003	328,987	341,773
Units purchased	138,869	271,342	132,113	290,069	91,426	370,712	33,588	84,989
Units redeemed	(1,290,465)	(1,638,482)	(368,591)	(390,175)	(329,093)	(273,900)	(120,033)	(97,776)

Ending units	4,519,695	5,671,291	1,121,955	1,358,433	1,276,150	1,513,817	242,542	328,987

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMIC		WRMCG		WRMMP		WRMSP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,917)	(12,746)	(67,485)	(39,994)	(113,205)	(61,500)	46,237	56,646
Realized gain (loss) on investments	(48,450)	(203,155)	67,382	(144,399)	-	-	(58,572)	(144,960)
Change in unrealized gain (loss) on investments	495,164	511,857	1,263,209	1,143,390	-	-	23,410	180,817
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	427,797	295,956	1,263,106	958,997	(113,205)	(61,500)	11,075	92,503

Equity transactions:
Purchase payments received from contract owners (note 3)	21,350	17,032	65,626	31,050	996,791	887,900	444	16,995
Transfers between funds	340,979	282,373	1,093,252	1,191,334	5,398,820	(7,068,208)	(1,328,109)	44,914
Redemptions (note 3)	(227,104)	(122,985)	(881,776)	(348,219)	(8,072,617)	(7,221,657)	(39,090)	(331,859)
Annuity benefits	(97)	-	(401)	(309)	(474)	(840)	(590)	(645)
Contract maintenance charges (note 2)	(230)	(207)	(597)	(508)	(3,068)	(4,322)	(57)	(196)
Contingent deferred sales charges (note 2)	(620)	(524)	(2,525)	(3,893)	(2,765)	(34,924)	(289)	(660)
Adjustments to maintain reserves	(19)	(139)	13	(473)	195	296	(896)	975

Net equity transactions	134,259	175,550	273,592	868,982	(1,683,118)	(13,441,755)	(1,368,587)	(270,476)

Net change in contract owners’ equity	562,056	471,506	1,536,698	1,827,979	(1,796,323)	(13,503,255)	(1,357,512)	(177,973)
Contract owners’ equity beginning of period	1,124,987	653,481	3,803,474	1,975,495	9,036,133	22,539,388	1,357,512	1,535,485

Contract owners’ equity end of period	$1,687,043	1,124,987	5,340,172	3,803,474	7,239,810	9,036,133	-	1,357,512

CHANGES IN UNITS:
Beginning units	102,263	82,643	311,310	233,592	839,513	2,081,236	132,919	162,167
Units purchased	45,899	58,622	126,114	151,064	807,823	819,621	1,902	71,908
Units redeemed	(37,678)	(38,999)	(99,849)	(73,346)	(965,778)	(2,061,346)	(134,821)	(101,280)

Ending units	110,484	102,263	337,575	311,310	681,558	839,513	-	132,919

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRRESP		WRSTP		WRSCP		WRSCV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,724	35,652	(373,904)	(354,102)	(299,178)	(194,571)	(34,316)	(30,095)
Realized gain (loss) on investments	(393,790)	(1,042,786)	1,502,159	1,008,087	440,634	(277,976)	(48,652)	(297,607)
Change in unrealized gain (loss) on investments	1,002,396	1,440,316	697,802	6,076,492	4,703,872	5,604,315	615,474	797,396
Reinvested capital gains	-	-	741,109	1,544,210	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	618,330	433,182	2,567,166	8,274,687	4,845,328	5,131,768	532,506	469,694

Equity transactions:
Purchase payments received from contract owners (note 3)	22,029	28,702	289,618	259,651	302,487	154,555	15,222	8,075
Transfers between funds	20,347	(4,954)	(801,905)	(137,315)	(467,928)	122,516	118,651	81
Redemptions (note 3)	(564,841)	(300,916)	(3,710,546)	(3,239,381)	(3,611,936)	(2,557,863)	(243,370)	(321,063)
Annuity benefits	(85)	-	(18,976)	(16,246)	(50)	-	(78)	-
Contract maintenance charges (note 2)	(403)	(433)	(6,958)	(7,952)	(6,090)	(6,696)	(354)	(394)
Contingent deferred sales charges (note 2)	(968)	(3,221)	(16,860)	(31,252)	(10,256)	(23,840)	(845)	(1,448)
Adjustments to maintain reserves	(3)	(74)	475	(2,064)	1,144	(1,073)	17	203

Net equity transactions	(523,924)	(280,896)	(4,265,152)	(3,174,559)	(3,792,629)	(2,312,401)	(110,757)	(314,546)

Net change in contract owners’ equity	94,406	152,286	(1,697,986)	5,100,128	1,052,699	2,819,367	421,749	155,148
Contract owners’ equity beginning of period	2,466,427	2,314,141	27,200,700	22,100,572	20,715,442	17,896,075	2,220,876	2,065,728

Contract owners’ equity end of period	$2,560,833	2,466,427	25,502,714	27,200,700	21,768,141	20,715,442	2,642,625	2,220,876

CHANGES IN UNITS:
Beginning units	224,433	256,666	2,108,301	2,426,938	1,790,137	2,052,959	191,692	226,716
Units purchased	31,896	81,465	55,092	172,551	87,608	185,571	28,151	30,027
Units redeemed	(72,275)	(113,699)	(383,657)	(491,183)	(395,671)	(448,390)	(36,597)	(65,053)

Ending units	184,054	224,433	1,779,736	2,108,301	1,482,074	1,790,137	183,246	191,692

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRVP		WRLBP
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,234)	73,327	-	-
Realized gain (loss) on investments	(118,581)	(1,076,321)	-	-
Change in unrealized gain (loss) on investments	2,511,589	3,949,058	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,305,774	2,946,064	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	246,299	119,812	(2,715)	-
Transfers between funds	196,528	(978,001)	-	-
Redemptions (note 3)	(2,759,657)	(2,062,211)	(587)	-
Annuity benefits	(16,531)	(13,665)	159	-
Contract maintenance charges (note 2)	(3,881)	(4,351)	-	-
Contingent deferred sales charges (note 2)	(8,456)	(19,241)	587	-
Adjustments to maintain reserves	292	(252)	2,556	-

Net equity transactions	(2,345,406)	(2,957,909)	-	-

Net change in contract owners’ equity	(39,632)	(11,845)	-	-
Contract owners’ equity beginning of period	15,275,687	15,287,532	-	-

Contract owners’ equity end of period	$15,236,055	15,275,687	-	-

CHANGES IN UNITS:
Beginning units	1,303,371	1,625,853	-	-
Units purchased	94,697	149,007	-	-
Units redeemed	(285,511)	(471,490)	-	-

Ending units	1,112,557	1,303,371	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2010

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges* :	2.45%
*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$1,448,092	$254,020	$91,967	$227,050	$156,397	$17,572	$6,932	$38,251
1.4%	846,883	129,953	33,090	89,601	103,884	14,482	6,205	28,451
1.45%	64,611	11,020	6,328	5,145	12,678	1	-	344
1.5%	1,675,535	274,767	50,521	135,279	237,060	20,596	11,632	67,349
1.55%	155,919	20,448	17,946	13,211	26,938	2,238	437	3,149
1.6%	17,107	675	3,093	1,454	3,700	-	-	228
1.65%	121,339	25,006	2,170	6,128	7,321	6,378	3,408	11,431
1.7%	4,906	641	302	1,412	1,062	-	-	119
1.75%	14,851	5,003	1,382	1,266	689	115	2	371
1.8%	376,795	80,143	19,207	37,410	41,157	7,645	2,628	13,220
1.85%	86,547	23,305	8,726	13,143	7,601	858	267	1,688
1.9%	53,690	7,691	114	3,914	5,706	385	21	1,221
1.95%	120,105	22,535	5,686	15,889	14,367	1,174	848	3,966
2%	29,902	3,812	4,350	2,897	5,822	219	523	1,131
2.05%	5,170	1,717	-	580	169	280	160	252
2.2%	1,952	409	-	135	-	-	173	140
2.35%	2,562	759	-	354	19	84	182	145

Totals	$5,025,966	$861,904	$244,882	$554,868	$624,570	$72,027	$33,418	$171,456

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP

1.35%	$170,446	$88,770	$62,150	$15,604	$3,682	$14,973	$46,678	$1,231
1.4%	147,098	51,840	43,099	10,388	5,736	10,560	18,496	915
1.45%	15,323	2,755	998	12	163	112	1,353	13
1.5%	238,435	115,912	67,761	18,127	5,128	29,804	34,514	1,821
1.55%	19,519	17,489	5,074	1,823	547	1,081	1,509	138
1.6%	3,890	260	865	156	9	95	251	-
1.65%	7,706	5,611	4,802	4,344	1,270	4,723	462	78
1.7%	51	-	348	-	-	155	9	-
1.75%	1,429	2,033	114	30	-	-	273	-
1.8%	44,313	24,284	12,433	5,801	1,174	4,694	8,759	288
1.85%	13,466	3,710	630	311	477	566	2,476	11
1.9%	8,461	4,127	2,046	1,134	131	631	1,664	-
1.95%	15,668	7,525	5,241	373	142	1,320	2,931	30
2%	4,925	925	748	628	458	417	-	130
2.05%	344	75	198	207	-	-	-	-
2.2%	327	17	122	-	-	-	-	-
2.35%	438	-	5	5	-	12	-	-

	$691,839	$325,333	$206,634	$58,943	$18,917	$69,143	$119,375	$4,655

	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$8,659	$98,735	$76,106	$8,039	$60,830
1.4%	5,923	57,545	57,072	4,149	28,396
1.45%	38	2,393	2,627	29	3,279
1.5%	17,765	141,936	113,143	15,482	78,503
1.55%	528	13,051	5,263	537	4,993
1.6%	157	564	840	158	712
1.65%	1,479	14,486	7,714	1,819	5,003
1.7%	-	411	130	-	266
1.75%	3	731	412	-	998
1.8%	1,792	26,158	19,100	4,119	22,470
1.85%	198	3,239	2,286	625	2,964
1.9%	667	5,455	7,034	311	2,977
1.95%	523	7,274	6,070	605	7,938
2%	227	1,291	549	232	618
2.05%	-	324	68	-	796
2.2%	-	296	250	-	83
2.35%	-	15	514	13	17

	$37,959	$373,904	$299,178	$36,118	$220,843

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $2,017,553 and $1,057,019, respectively, and total transfers from the Account to the fixed account were $4,227,487 and $6,240,267, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $226,638 and $810,788 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2010

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$335,516,144	0	$335,516,144

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2010 are as follows:

	Purchases of Investments	Sales of Investments
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	$9,065,871	$12,279,313
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	2,728,461	3,614,153
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	8,776,776	9,074,756
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	9,021,639	11,458,145
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,644,340	1,450,087
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,269,707	894,052
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	4,362,023	3,202,295
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	8,089,803	11,508,417
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	5,811,606	5,700,355
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	2,457,760	3,101,904
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	2,513,051	1,602,840
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	507,125	458,675
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	1,139,865	1,207,247
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	6,897,900	6,897,900
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	1,448,300	1,389,728
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	1,282,933	889,143
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,260,155	4,762,314
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	4,046,828	4,487,462
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	476,921	428,269
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	3,364,883	3,246,302

Total	$78,165,947	$87,653,357

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	1.35% to 2.35%	2,477,932	$23.09 to $21.71	$56,412,620	1.09%	7.21% to 6.12%
2009	1.35% to 2.35%	2,964,532	21.54 to 20.46	63,045,401	0.37%	23.36% to 22.11%
2008	1.35% to 2.35%	3,329,086	17.46 to 16.75	57,472,124	0.40%	-26.80% to -27.54%
2007	1.35% to 2.35%	3,718,336	23.85 to 23.12	87,863,503	0.63%	42.16% to 40.71%
2006	1.35% to 2.35%	3,918,895	16.78 to 16.43	65,218,693	0.37%	18.53% to 17.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	1.35% to 2.00%	1,205,532	13.89 to 12.99	16,533,021	1.99%	15.53% to 14.77%
2009	1.35% to 2.00%	1,451,196	12.02 to 11.32	17,240,292	2.04%	11.70% to 10.96%
2008	1.35% to 2.00%	1,747,854	10.76 to 10.20	18,615,708	0.10%	-22.06% to -22.58%
2007	1.35% to 2.05%	2,062,353	13.81 to 13.13	28,222,635	1.34%	12.12% to 11.32%
2006	1.35% to 2.05%	2,324,511	12.32 to 11.79	28,404,350	1.35%	9.71% to 8.94%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	1.35% to 2.35%	2,433,445	14.43 to 12.59	34,721,668	3.99%	4.61% to 3.55%
2009	1.35% to 2.35%	2,743,047	13.80 to 12.16	37,472,944	3.68%	5.72% to 4.65%
2008	1.35% to 2.35%	2,873,813	13.05 to 11.62	37,153,746	0.09%	-1.04% to -2.05%
2007	1.35% to 2.35%	3,221,370	13.19 to 11.86	42,152,136	4.22%	4.23% to 3.17%
2006	1.35% to 2.20%	2,371,516	12.65 to 12.01	29,788,566	4.24%	2.84% to 1.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	1.35% to 2.35%	3,872,913	10.87 to 10.38	41,538,468	1.02%	19.26% to 18.06%
2009	1.35% to 2.35%	4,983,574	9.11 to 8.79	44,868,861	1.03%	22.35% to 21.11%
2008	1.35% to 2.35%	6,029,933	7.45 to 7.26	44,434,406	0.17%	-35.65% to -36.31%
2007	1.35% to 2.35%	7,032,864	11.57 to 11.40	80,632,331	0.60%	12.48% to 11.33%
2006	1.35% to 2.35%	7,927,237	10.29 to 10.24	80,921,020	0.86%	15.41% to 14.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	1.35% to 2.35%	358,605	13.48 to 12.59	4,786,245	1.16%	14.80% to 13.64%
2009	1.35% to 2.35%	458,071	11.74 to 11.08	5,335,568	1.01%	16.29% to 15.11%
2008	1.35% to 2.35%	548,319	10.10 to 9.63	5,500,347	0.08%	-36.78% to -37.42%
2007	1.35% to 2.35%	550,078	15.97 to 15.39	8,740,487	0.95%	15.13% to 13.96%
2006	1.35% to 2.35%	476,820	13.87 to 13.50	6,589,536	1.53%	14.35% to 13.20%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	1.35% to 2.35%	196,756	12.21 to 11.64	2,384,326	0.29%	20.31% to 19.09%
2009	1.35% to 2.35%	245,438	10.15 to 9.77	2,476,432	0.00%	38.58% to 37.18%
2008	1.35% to 2.35%	215,075	7.32 to 7.13	1,567,938	0.08%	-46.88% to -47.42%
2007	1.35% to 2.35%	194,811	13.78 to 13.55	2,678,048	0.48%	49.24% to 47.72%
2006	1.35% to 2.35%	70,259	9.24 to 9.17	648,159	1.04%	-7.65% to -8.27%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	1.35% to 2.35%	755,918	16.16 to 15.26	12,115,603	0.00%	15.49% to 14.32%
2009	1.35% to 2.35%	931,185	13.99 to 13.35	12,942,249	0.00%	71.30% to 69.56%
2008	1.35% to 2.35%	693,314	8.17 to 7.87	5,631,938	1.24%	-61.98% to -62.37%
2007	1.35% to 2.35%	738,145	21.48 to 20.93	15,798,105	0.03%	41.56% to 40.11%
2006	1.35% to 2.35%	639,137	15.18 to 14.93	9,677,880	0.43%	23.80% to 22.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	1.35% to 2.35%	4,519,695	10.15 to 9.84	45,263,021	0.65%	11.06% to 9.94%
2009	1.35% to 2.35%	5,671,291	9.14 to 8.95	51,201,683	0.39%	25.36% to 24.09%
2008	1.35% to 2.35%	7,038,432	7.29 to 7.21	50,774,492	0.00%	-37.14% to -37.77%
2007	1.35% to 2.35%	8,111,142	11.59	93,186,321	0.00%	24.11% to 22.84%
2006	1.35% to 2.35%	9,149,805	9.34 to 9.43	84,807,410	0.00%	3.62% to 2.58%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	1.35% to 2.05%	1,121,955	19.10 to 17.78	21,148,200	7.79%	13.31% to 12.51%
2009	1.35% to 2.20%	1,358,433	16.86 to 15.59	22,635,236	9.14%	44.44% to 43.20%
2008	1.35% to 2.20%	1,458,538	11.67 to 10.88	16,849,168	0.60%	-22.87% to -23.54%
2007	1.35% to 2.20%	1,676,221	15.13 to 14.24	25,145,145	7.58%	2.45% to 1.56%
2006	1.35% to 2.20%	1,736,065	14.77 to 14.02	25,446,864	7.01%	8.78% to 7.85%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	1.35% to 2.35%	1,276,150	11.56 to 11.21	14,583,184	0.98%	13.24% to 12.09%
2009	1.35% to 2.35%	1,513,817	10.21 to 10.00	15,292,605	1.43%	25.18% to 23.91%
2008	1.35% to 2.35%	1,417,003	8.16 to 8.07	11,443,699	0.23%	-42.93% to -43.51%
2007	1.35% to 2.35%	1,640,519	14.29	23,234,366	0.57%	19.65% to 18.43%
2006	1.35% to 2.35%	1,675,055	11.94 to 12.07	19,858,130	0.62%	19.36% to 18.15%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	1.35% to 2.35%	242,542	15.69 to 14.66	3,769,617	1.46%	12.55% to 11.42%
2009	1.35% to 2.35%	328,987	13.94 to 13.16	4,548,077	3.29%	35.12% to 33.75%
2008	1.35% to 2.35%	341,773	10.31 to 9.84	3,502,688	0.42%	-43.04% to -43.62%
2007	1.35% to 2.35%	435,987	18.11 to 17.45	7,856,863	1.76%	8.39% to 7.28%
2006	1.35% to 2.35%	372,397	16.71 to 16.26	6,198,628	2.08%	27.87% to 26.58%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT- D NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	1.35% to 2.00%	110,484	$15.39 to $14.73	$1,685,864	0.00%	38.96% to 38.04%
2009	1.35% to 2.00%	102,263	11.08 to 10.67	1,124,052	0.00%	39.38% to 38.46%
2008	1.35% to 2.00%	82,643	7.95 to 7.71	652,769	0.00%	-48.74% to -49.08%
2007	1.35% to 2.05%	97,938	15.50 to 15.10	1,509,253	0.00%	5.04% to 4.29%
2006	1.35% to 2.35%	102,887	14.76 to 14.36	1,511,925	0.00%	10.75% to 9.63%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	1.35% to 2.35%	337,575	15.93 to 15.05	5,333,118	0.04%	29.78% to 28.47%
2009	1.35% to 2.35%	311,310	12.27 to 11.71	3,797,671	0.00%	44.68% to 43.22%
2008	1.35% to 2.35%	233,592	8.48 to 8.18	1,971,221	0.03%	-37.09% to -37.73%
2007	1.35% to 2.35%	237,472	13.48 to 13.13	3,190,100	0.02%	11.09% to 9.96%
2006	1.35% to 2.35%	200,713	12.14 to 11.94	2,430,404	0.47%	7.10% to 6.01%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	1.35% to 2.00%	681,558	10.74 to 10.04	7,239,810	0.08%	-1.28% to -1.93%
2009	1.35% to 2.00%	839,513	10.88 to 10.24	9,035,657	1.07%	-0.35% to -1.00%
2008	1.35% to 2.00%	2,081,236	10.91 to 10.35	22,538,070	2.04%	0.80% to 0.14%
2007	1.35% to 2.00%	1,162,836	10.83 to 10.33	12,500,970	4.40%	3.20% to 2.51%
2006	1.35% to 2.00%	971,840	10.49 to 10.08	10,122,093	4.27%	2.91% to 2.24%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	1.35% to 2.00%	132,919	10.18 to 9.82	1,343,830	5.39%	6.91% to 6.20%
2008	1.35% to 2.00%	162,167	9.52 to 9.25	1,533,287	0.89%	-12.15% to -12.73%
2007	1.35% to 2.05%	184,954	10.84 to 10.58	1,993,506	3.28%	2.00% to 1.27%
2006	1.35% to 2.05%	190,007	10.62 to 10.44	2,011,435	4.94%	3.36% to 2.63%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	1.35% to 2.00%	184,054	14.03 to 13.44	2,559,847	1.89%	26.78% to 25.94%
2009	1.35% to 2.00%	224,433	11.06 to 10.67	2,465,572	3.16%	21.95% to 21.15%
2008	1.35% to 2.00%	256,666	9.07 to 8.81	2,313,397	0.51%	-36.90% to -37.32%
2007	1.35% to 2.05%	318,204	14.38 to 14.03	4,552,310	0.55%	-17.21% to -17.80%
2006	1.35% to 2.05%	349,831	17.36 to 17.07	6,054,280	0.86%	28.34% to 27.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	1.35% to 2.35%	1,779,736	14.50 to 15.00	25,466,019	0.00%	11.23% to 10.11%
2009	1.35% to 2.35%	2,108,301	13.04 to 13.63	27,148,673	0.00%	41.90% to 40.46%
2008	1.35% to 2.35%	2,426,938	9.19 to 9.70	22,049,771	0.00%	-34.78% to -35.45%
2007	1.35% to 2.35%	2,736,962	14.09 to 15.03	38,182,886	0.00%	22.68% to 21.43%
2006	1.35% to 2.35%	3,007,223	11.48 to 12.37	34,245,115	0.00%	6.42% to 5.34%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	1.35% to 2.35%	1,482,074	14.88 to 13.63	21,767,595	0.00%	27.11% to 25.82%
2009	1.35% to 2.35%	1,790,137	11.71 to 10.83	20,714,979	0.42%	32.90% to 31.56%
2008	1.35% to 2.35%	2,052,959	8.81 to 8.24	17,895,705	0.00%	-40.00% to -40.61%
2007	1.35% to 2.35%	2,395,530	14.68 to 13.87	34,840,790	0.00%	11.98% to 10.83%
2006	1.35% to 2.35%	2,789,197	13.11 to 12.51	36,279,716	0.00%	3.64% to 2.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	1.35% to 2.35%	183,246	14.57 to 13.61	2,641,805	0.08%	24.71% to 23.45%
2009	1.35% to 2.35%	191,692	11.68 to 11.03	2,220,162	0.00%	27.40% to 26.11%
2008	1.35% to 2.35%	226,716	9.17 to 8.74	2,065,133	0.25%	-27.13% to -27.87%
2007	1.35% to 2.35%	187,229	12.58 to 12.12	2,343,332	0.01%	-5.43% to -6.40%
2006	1.35% to 2.35%	174,289	13.31 to 12.95	2,309,570	0.14%	15.27% to 14.11%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	1.35% to 2.35%	1,112,557	13.87 to 12.57	15,214,357	0.92%	17.11% to 15.92%
2009	1.35% to 2.35%	1,303,371	11.84 to 10.84	15,241,355	2.01%	24.93% to 23.67%
2008	1.35% to 2.35%	1,625,853	9.48 to 8.77	15,246,973	0.23%	-34.71% to -35.37%
2007	1.35% to 2.35%	1,885,650	14.52 to 13.57	27,105,883	0.94%	0.51% to -0.51%
2006	1.35% to 2.35%	2,078,280	14.45 to 13.64	29,765,754	1.03%	15.31% to 14.14%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	1.35% to 2.35%	1,084,036	11.92 to 10.75	12,835,126	3.44%	2.56% to 1.53%

2010	Reserves for annuity contracts in payout phase:				$367,611
2010	Contract owners equity:				$335,531,999
2009	Reserves for annuity contracts in payout phase:				$469,345
2009	Contract owners equity:				$360,620,644
2008	Reserves for annuity contracts in payout phase:				$386,352
2008	Contract owners equity:				$339,598,932
2007	Reserves for annuity contracts in payout phase:				$657,916
2007	Contract owners equity:				$542,386,886
2006	Reserves for annuity contracts in payout phase:				$364,699
2006	Contract owners equity:				$495,489,353
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.